SUPPLEMENT DATED NOVEMBER 20, 1996
                         TO PROSPECTUS DATED MAY 1, 1996

                       Life of Virginia Separate Account 4
                                 Form P1143 4/94

The following examples replace those found on pages 10-14 in the above referenced prospectus.

EXAMPLES

A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (including the elective death benefit rider):

  1.  If you surrender* your Policy at the end of the applicable period:

Subdivision Investing In:                                   1 Year      3 Years      5 Years     10 Years
-------------------------                                   ------      -------      -------     --------

Variable Insurance Products Fund
Equity-Income Portfolio                                     $80.34      $135.39      $172.66       $286.76
Growth Portfolio                                             81.19       137.95       177.18        295.81
Overseas Portfolio                                           83.17       143.89       187.67        316.59

Variable Insurance Products Fund II
Asset Manager Portfolio                                      82.04       140.49       181.69        304.77
Contrafund Portfolio                                         81.38       138.51       178.19        297.81

Life of Virginia Series Fund, Inc.
Money Market Portfolio                                       76.68       124.11       152.06        241.87
Government Securities Portfolio                              81.57       139.08       179.19        299.80
Common Stock Index Portfolio                                 80.81       136.81       175.17        291.80
Total Return Portfolio                                       80.71       136.52       174.67        290.79
International Equity Portfolio                               88.74       160.37       215.51        372.49
Real Estate Securities Portfolio                             86.38       153.42       203.87        349.24

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund                                 82.23       141.06       182.69        306.75
Oppenheimer Bond Fund                                        82.13       140.78       182.19        305.76
Oppenheimer Capital Appreciation Fund                        81.94       140.21       181.19        303.78
Oppenheimer Multiple Strategies Fund                         81.85       139.93       180.69        302.79
Oppenheimer Growth Fund                                      82.04       140.49       181.69        304.77

Janus Aspen Series
Growth Portfolio                                             81.94       140.21       181.19        303.78
Aggressive Growth Portfolio                                  82.70       142.48       185.18        311.69
Worldwide Growth Portfolio                                   83.08       143.61       187.17        315.61
International Growth Portfolio**                             86.38       153.42       203.87        349.24
Balanced Portfolio                                           87.52       156.76       209.48        360.48
Flexible Income Portfolio                                    84.69       148.39       195.41        332.11

Federated Insurance Series
Federated Utility Fund II                                    82.61       142.19       184.68        310.70
Federated High Income Bond Fund II                           82.13       140.78       182.19        305.76
Federated American Leaders Fund II                           82.61       142.19       184.68        310.70

The Alger American Fund
Alger American Growth Portfolio                              82.61       142.19       184.68        310.70
Alger American Small Capitalization Portfolio                83.27       144.17       188.16        317.57

See page 4 for footnotes.

  2. If you annuitize at the end of the applicable period, or do not surrender*:


Subdivision Investing In:                                   1 Year      3 Years      5 Years     10 Years
-------------------------                                   ------      -------      -------     --------

Variable Insurance Products Fund
Equity-Income Portfolio                                     $24.97       $77.21      $132.66       $286.76
Growth Portfolio                                             25.87        79.92       137.18        295.81
Overseas Portfolio                                           27.97        86.22       147.67        316.59

Variable Insurance Products Fund II
Asset Manager Portfolio                                      26.77        82.62       141.69        304.77
Contrafund Portfolio                                         26.07        80.52       138.19        297.81

Life of Virginia Series Fund, Inc.
Money Market Portfolio                                       21.11        65.25       112.06        241.87
Government Securities Portfolio                              26.27        81.12       139.19        299.80
Common Stock Index Portfolio                                 25.47        78.71       135.17        291.80
Total Return Portfolio                                       25.37        78.41       134.67        290.79
International Equity Portfolio                               33.85       103.70       176.52        372.49
Real Estate Securities Portfolio                             31.36        96.33       164.40        349.24

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund                                 26.97        83.22       142.69        306.75
Oppenheimer Bond Fund                                        26.87        82.92       142.19        305.76
Oppenheimer Capital Appreciation Fund                        26.67        82.32       141.19        303.78
Oppenheimer Multiple Strategies Fund                         26.57        82.02       140.69        302.79
Oppenheimer Growth Fund                                      26.77        82.62       141.69        304.77

Janus Aspen Series
Growth Portfolio                                             26.67        82.32       141.19        303.78
Aggressive Growth Portfolio                                  27.47        84.72       145.18        311.69
Worldwide Growth Portfolio                                   27.87        85.92       147.17        315.61
International Growth Portfolio**                             31.36        96.33       164.40        349.24
Balanced Portfolio                                           32.56        99.87       170.24        360.48
Flexible Income Portfolio                                    29.57        90.99       155.58        332.11

Federated Insurance Series
Federated Utility Fund II                                    27.37        84.42       144.68        310.70
Federated High Income Bond Fund II                           26.87        82.92       142.19        305.76
Federated American Leaders Fund II                           27.37        84.42       144.68        310.70

The Alger American Fund
Alger American Growth Portfolio                              27.37        84.42       144.68        310.70
Alger American Small Capitalization Portfolio                28.07        86.52       148.16        317.57

See page 4 for footnotes.

EXAMPLES

A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (excluding the elective death benefit rider):

  1.  If you surrender* your Policy at the end of the applicable period:


Subdivision Investing In:                                   1 Year      3 Years      5 Years     10 Years
-------------------------                                   ------      -------      -------     --------

Variable Insurance Products Fund
Equity-Income Portfolio                                     $76.96      $124.91      $153.39       $244.14
Growth Portfolio                                             77.82       127.48       157.96        253.39
Overseas Portfolio                                           79.81       133.46       168.55        274.63

Variable Insurance Products Fund II
Asset Manager Portfolio                                      78.67       130.04       162.51        262.55
Contrafund Portfolio                                         78.01       128.05       158.98        255.44

Life of Virginia Series Fund, Inc.
Money Market Portfolio                                       73.35       113.96       133.85        204.09
Government Securities Portfolio                              78.20       128.62       159.99        257.48
Common Stock Index Portfolio                                 77.44       126.33       155.93        249.29
Total Return Portfolio                                       77.35       126.05       155.43        248.27
International Equity Portfolio                               85.38       150.04       197.43        331.78
Real Estate Securities Portfolio                             83.03       143.05       185.45        308.01

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund                                 78.86       130.62       163.52        264.58
Oppenheimer Bond Fund                                        78.77       130.33       163.02        263.57
Oppenheimer Capital Appreciation Fund                        78.58       129.76       162.01        261.54
Oppenheimer Multiple Strategies Fund                         78.48       129.47       161.50        260.53
Oppenheimer Growth Fund                                      78.67       130.04       162.51        262.55

Janus Aspen Series
Growth Portfolio                                             78.58       129.76       162.01        261.54
Aggressive Growth Portfolio                                  79.34       132.04       166.04        269.62
Worldwide Growth Portfolio                                   79.71       133.17       168.05        273.63
International Growth Portfolio**                             83.03       143.05       185.45        308.01
Balanced Portfolio                                           84.16       146.40       191.34        319.50
Flexible Income Portfolio                                    81.32       137.98       176.54        290.49

Federated Insurance Series
Federated Utility Fund II                                    79.24       131.75       165.54        268.61
Federated High Income Bond Fund II                           78.77       130.33       163.02        263.57
Federated American Leaders Fund II                           79.24       131.75       165.54        268.61

The Alger American Fund
Alger American Growth Portfolio                              79.24       131.75       165.54        268.61
Alger American Small Capitalization Portfolio                79.90       133.74       169.05        275.63

See page 4 for footnotes.

  2. If you annuitize at the end of the applicable period, or do not surrender*:


Subdivision Investing In:                                   1 Year      3 Years      5 Years     10 Years
-------------------------                                   ------      -------      -------     --------
Variable Insurance Products Fund
Equity-Income Portfolio                                     $21.40       $66.09      $113.39       $244.14
Growth Portfolio                                             22.31        68.82       117.96        253.39
Overseas Portfolio                                           24.41        75.15       128.55        274.63

Variable Insurance Products Fund II
Asset Manager Portfolio                                      23.21        71.53       122.51        262.55
Contrafund Portfolio                                         22.51        69.42       118.98        255.44

Life of Virginia Series Fund, Inc.
Money Market Portfolio                                       17.58        54.49        93.85        204.09
Government Securities Portfolio                              22.71        70.02       119.99        257.48
Common Stock Index Portfolio                                 21.91        67.60       115.93        249.29
Total Return Portfolio                                       21.81        67.30       115.43        248.27
International Equity Portfolio                               30.30        92.73       157.68        331.78
Real Estate Securities Portfolio                             27.81        85.32       145.45        308.01

Oppenheimer Variable Account Funds
Oppenheimer High Income Fund                                 23.41        72.14       123.52        264.58
Oppenheimer Bond Fund                                        23.31        71.84       123.02        263.57
Oppenheimer Capital Appreciation Fund                        23.11        71.23       122.01        261.54
Oppenheimer Multiple Strategies Fund                         23.01        70.93       121.50        260.53
Oppenheimer Growth Fund                                      23.21        71.53       122.51        262.55

Janus Aspen Series
Growth Portfolio                                             23.11        71.23       122.01        261.54
Aggressive Growth Portfolio                                  23.91        73.65       126.04        269.62
Worldwide Growth Portfolio                                   24.31        74.85       128.05        273.63
International Growth Portfolio**                             27.81        85.32       145.45        308.01
Balanced Portfolio                                           29.01        88.88       151.34        319.50
Flexible Income Portfolio                                    26.01        79.95       136.54        290.49

Federated Insurance Series
Federated Utility Fund II                                    23.81        73.34       125.54        268.61
Federated High Income Bond Fund II                           23.31        71.84       123.02        263.57
Federated American Leaders Fund II                           23.81        73.34       125.54        268.61

The Alger American Fund
Alger American Growth Portfolio                              23.81        73.34       125.54        268.61
Alger American Small Capitalization Portfolio                24.51        75.45       129.05        275.63

  For purposes of these examples, the $25 Annual Policy Maintenance Charge has been translated into an assumed charge at an annual rate of 0.10% of Account Value. The actual amount of the policy maintenance charge attributable to a $1,000 investment will depend on the amount of the total investment in the Policy.

  THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL; PAST OR FUTURE ANNUAL RETURNS MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

*Surrender includes annuitization over a period of less than 5 years
**Figures for the International Growth Portfolio of the Janus Aspen Series reflect an expense limit of 1.25% of average net assets, which became effective on June 3, 1996.

  The expense information regarding the Funds was provided by those Funds. The Variable Insurance Products Fund, Variable Insurance Products Fund II, Oppenheimer Variable Account Funds, Janus Aspen Series, Federated Insurance Series, The Alger American Fund and their investment advisors are not affiliated with Life of Virginia. While Life of Virginia has no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, Life of Virginia has not independently verified such information.



                     The Life Insurance Company of Virginia
                             6610 West Broad Street
                            Richmond, Virginia 23230